Other Income - Components of Other Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Other Liabilities Disclosure [Abstract]
Foreign exchange (loss) gain	$ (514)	$ 918	$ 534	$ 1,100
Other income	44	15	1,079	82
Total	$ (470)	$ 933	$ 1,613	$ 1,182